Subsequent Events - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		12 Months Ended		0 Months Ended			3 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Forward Currency Exchange Contracts [Member] EUR (€)	Dec. 31, 2014 VTTI Operating Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 VTTI Operating Revolving Credit Facility [Member] EUR (€)	Apr. 30, 2015 Subsequent Event [Member]	Apr. 30, 2015 Subsequent Event [Member] USD ($)	Jan. 27, 2015 Subsequent Event [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Forward Currency Exchange Contracts [Member] EUR (€)	Mar. 31, 2015 Subsequent Event [Member] Forward Currency Exchange Contracts [Member] Minimum [Member]	Mar. 31, 2015 Subsequent Event [Member] Forward Currency Exchange Contracts [Member] Maximum [Member]	Mar. 27, 2015 Subsequent Event [Member] VTTI Operating Revolving Credit Facility [Member] EUR (€)	Feb. 24, 2015 Subsequent Event [Member] VTTI Operating Revolving Credit Facility [Member]	Mar. 27, 2015 Subsequent Event [Member] VTTI Operating Revolving Credit Facility [Member] EUR (€)
Subsequent Event [Line Items]
Distribution declared date	Jan. 27, 2015
Distribution declared	$ 0.2625					$ 0.2719	$ 0.2625
Date of cash distribution	Feb. 13, 2015				May 15, 2015
Percentage of maximum borrowing capacity in USD			55.00%	55.00%								60.00%
Increase in credit facility											€ 80
Amount available to be borrowed under the facility			573.7	580.0									580.0
Derivative, notional amount		€ 156.0						€ 198.1
Receiving rates higher range									0.0133740	0.013540
Derivative maturity date								Jun. 30, 2019
Date of record for distribution					May 11, 2015